Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net income	$ 26,875	$ 48,911	$ 157,965
Non-cash and non-operating items:
Unrealized gain on non-designated derivative instruments (note 13)	(30,133)	(13,448)	(19,433)
Depreciation and amortization	124,378	105,545	95,542
Write-down of goodwill and write-down and loss on sales of vessels	54,653	50,600	38,976
Unrealized foreign currency exchange (gain) loss including the effect of the termination of cross currency swaps (note 13)	(7,525)	23,153	(15,345)
Equity income, net of dividends received of $14,421 (2017 – $42,692 and 2016 – $31,113)	(39,125)	32,903	(31,194)
Ineffective portion of qualifying hedge-accounted interest rate swaps included in interest expense	(740)	740	0
Other non-cash items	(1,035)	(5,616)	(9,602)
Change in non-cash operating assets and liabilities (note 15b)	19,218	(2,396)	(9,861)
Expenditures for dry docking	(15,368)	(21,642)	(12,686)
Net operating cash flow	131,198	218,750	194,362
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	1,135,304	362,527	573,514
Scheduled repayments of long-term debt and settlement of related swaps	(506,437)	(194,237)	(316,450)
Prepayments of long-term debt and settlement of related swaps	(465,122)	(236,474)	(481,133)
Financing issuance costs	(11,932)	(8,361)	(3,462)
Proceeds from financing related to sales and leaseback of vessels	370,050	656,935	355,306
Scheduled repayments of obligations related to capital leases	(59,722)	(42,000)	(21,594)
Proceeds from issuance of preferred units net of offering costs (note 16)	0	164,411	120,707
Repurchase of common units (note 16)	(3,786)	0	0
Cash distributions paid	(70,345)	(56,650)	(45,467)
Dividends paid to non-controlling interest	(2,925)	(1,595)	(3,402)
Other	0	(605)	0
Net financing cash flow	385,085	643,951	178,019
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(686,148)	(708,608)	(345,790)
Capital contributions and advances to equity-accounted joint ventures	(40,544)	(183,874)	(120,879)
Return of capital and repayment of advances from equity-accounted joint ventures	0	92,320	5,500
Proceeds from sale of equity-accounted joint venture	54,438	0	0
Receipts from direct financing leases	10,882	13,143	23,650
Proceeds from sales of vessels (note 19a)	28,518	20,580	94,311
Net investing cash flow	(632,854)	(766,439)	(343,208)
(Decrease) increase in cash, cash equivalents and restricted cash	(116,571)	96,262	29,173
Cash, cash equivalents and restricted cash, beginning of the year	339,435	243,173	214,000
Cash, cash equivalents and restricted cash, end of the year	$ 222,864	$ 339,435	$ 243,173